Shareholder Report, Average Annual Return (Details)		8 Months Ended	12 Months Ended	60 Months Ended	67 Months Ended	68 Months Ended	94 Months Ended	95 Months Ended	104 Months Ended	120 Months Ended
		Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A with sales charges
Average Annual Return, Percent			13.47%	13.61%						14.24%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C with sales charges
Average Annual Return, Percent			17.90%	13.73%						13.85%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class Z
Average Annual Return, Percent			20.29%	15.11%			16.96%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
Average Annual Return, Percent			20.56%	15.16%			16.99%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A with sales charges
Average Annual Return, Percent			7.21%	11.23%						9.52%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C with sales charges
Average Annual Return, Percent			11.63%	11.66%						9.32%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class Z
Average Annual Return, Percent			13.74%	12.76%						10.41%
PGIM Jennison Rising Dividend Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
Average Annual Return, Percent			13.75%	12.79%			11.36%
PGIM TARGET DATE INCOME FUND - CLASS R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R1
Average Annual Return, Percent			6.17%	3.91%					4.31%
PGIM TARGET DATE INCOME FUND - CLASS R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R2
Average Annual Return, Percent			6.44%	4.18%					4.57%
PGIM TARGET DATE INCOME FUND CLASS - R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R3
Average Annual Return, Percent			6.69%	4.35%					4.73%
PGIM TARGET DATE INCOME FUND CLASS - R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R4
Average Annual Return, Percent			6.80%	4.45%					4.84%
PGIM TARGET DATE INCOME FUND - CLASS R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R5
Average Annual Return, Percent			6.92%	4.56%					4.95%
PGIM TARGET DATE INCOME FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
Average Annual Return, Percent			6.96%	4.69%					5.11%
PGIM TARGET DATE 2020 FUND - CLASS R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R1
Average Annual Return, Percent			6.71%	5.00%					5.22%
PGIM TARGET DATE 2020 FUND - CLASS R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R2
Average Annual Return, Percent			7.00%	5.26%					5.47%
PGIM TARGET DATE 2020 FUND - CLASS R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R3
Average Annual Return, Percent			7.14%	5.42%					5.64%
PGIM TARGET DATE 2020 FUND - CLASS R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R4
Average Annual Return, Percent			7.15%	5.52%					5.74%
PGIM TARGET DATE 2020 FUND - CLASS R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R5
Average Annual Return, Percent			7.36%	5.63%					5.86%
PGIM TARGET DATE 2020 FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
Average Annual Return, Percent			7.45%	5.79%					5.96%
PGIM TARGET DATE 2025 FUND - CLASS R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R1
Average Annual Return, Percent			7.17%	5.72%					5.76%
PGIM TARGET DATE 2025 FUND - CLASS R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R2
Average Annual Return, Percent			7.35%	5.97%					6.02%
PGIM TARGET DATE 2025 FUND - CLASS R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R3
Average Annual Return, Percent			7.60%	6.14%					6.18%
PGIM TARGET DATE 2025 FUND - CLASS R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R4
Average Annual Return, Percent			7.62%	6.24%					6.29%
PGIM TARGET DATE 2025 FUND - CLASS R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R5
Average Annual Return, Percent			7.90%	6.36%					6.40%
PGIM TARGET DATE 2025 FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
Average Annual Return, Percent			7.95%	6.51%					6.56%
PGIM TARGET DATE 2030 FUND - CLASS R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R1
Average Annual Return, Percent			7.70%	6.82%					6.74%
PGIM TARGET DATE 2030 FUND - CLASS R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R2
Average Annual Return, Percent			7.96%	7.10%					7.01%
PGIM TARGET DATE 2030 FUND - CLASS R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R3
Average Annual Return, Percent			8.10%	7.27%					7.17%
PGIM TARGET DATE 2030 FUND - CLASS R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R4
Average Annual Return, Percent			8.34%	7.38%					7.26%
PGIM TARGET DATE 2030 FUND - CLASS R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R5
Average Annual Return, Percent			8.33%	7.47%					7.38%
PGIM TARGET DATE 2030 FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
Average Annual Return, Percent			8.57%	7.63%					7.55%
PGIM Target Date 2035 Fund - Class R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R1
Average Annual Return, Percent			8.74%	8.23%					7.66%
PGIM TARGET DATE 2035 FUND - CLASS R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R2
Average Annual Return, Percent			9.04%	8.49%					7.92%
PGIM Target Date 2035 Fund - Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R3
Average Annual Return, Percent			9.22%	8.66%					8.09%
PGIM TARGET DATE 2035 FUND - CLASS R4:
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R4
Average Annual Return, Percent			9.07%	8.78%					8.21%
PGIM TARGET DATE 2035 FUND - CLASS R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R5
Average Annual Return, Percent			9.44%	8.87%					8.30%
PGIM TARGET DATE 2035 FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
Average Annual Return, Percent			9.68%	9.04%					8.46%
PGIM TARGET DATE 2040 FUND - CLASS R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R1
Average Annual Return, Percent			9.73%	9.30%					8.30%
PGIM TARGET DATE 2040 FUND - CLASS R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R2
Average Annual Return, Percent			9.98%	9.57%					8.57%
PGIM TARGET DATE 2040 FUND - CLASS R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R3
Average Annual Return, Percent			10.15%	9.73%					8.74%
PGIM TARGET DATE 2040 FUND - CLASS R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R4
Average Annual Return, Percent			10.25%	9.83%					8.84%
PGIM TARGET DATE 2040 FUND - CLASS R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R5
Average Annual Return, Percent			10.43%	9.96%					8.96%
PGIM Target Date 2040 Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
Average Annual Return, Percent			10.58%	10.13%					9.12%
PGIM Target Date 2045 Fund - Class R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R1
Average Annual Return, Percent			10.23%	10.01%					8.72%
PGIM Target Date 2045 Fund - Class R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R2
Average Annual Return, Percent			10.48%	10.28%					8.99%
PGIM Target Date 2045 Fund - Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R3
Average Annual Return, Percent			10.70%	10.45%					9.15%
PGIM TARGET DATE 2045 FUND - CLASS R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R4
Average Annual Return, Percent			10.81%	10.56%					9.26%
PGIM Target Date 2045 Fund - Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R5
Average Annual Return, Percent			10.91%	10.67%					9.38%
PGIM Target Date 2045 Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
Average Annual Return, Percent			11.04%	10.83%					9.55%
PGIM Target Date 2050 Fund - Class R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R1
Average Annual Return, Percent			10.61%	10.53%					8.96%
PGIM Target Date 2050 Fund - Class R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R2
Average Annual Return, Percent			10.92%	10.82%					9.23%
PGIM TARGET DATE 2050 FUND - CLASS R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R3
Average Annual Return, Percent			10.69%	10.97%					9.39%
PGIM Target Date 2050 Fund - Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R4
Average Annual Return, Percent			11.14%	11.09%					9.49%
PGIM Target Date 2050 Fund - Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R5
Average Annual Return, Percent			11.31%	11.18%					9.61%
PGIM Target Date 2050 Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
Average Annual Return, Percent			11.43%	11.35%					9.79%
PGIM TARGET DATE 2055 FUND - CLASS R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R1
Average Annual Return, Percent			10.96%	10.87%					9.21%
PGIM TARGET DATE 2055 FUND - CLASS R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R2
Average Annual Return, Percent			11.23%	11.15%					9.49%
PGIM TARGET DATE 2055 FUND - CLASS R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R3
Average Annual Return, Percent			11.39%	11.31%					9.64%
PGIM TARGET DATE 2055 FUND - CLASS R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R4
Average Annual Return, Percent			11.60%	11.43%					9.76%
PGIM TARGET DATE 2055 FUND - CLASS R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R5
Average Annual Return, Percent			11.69%	11.55%					9.88%
PGIM TARGET DATE 2055 FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
Average Annual Return, Percent			11.79%	11.71%					10.03%
PGIM Target Date 2060 Fund - Class R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R1
Average Annual Return, Percent			10.94%	11.05%					9.21%
PGIM Target Date 2060 Fund - Class R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R2
Average Annual Return, Percent			11.24%	11.34%					9.48%
PGIM Target Date 2060 Fund - Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R3
Average Annual Return, Percent			11.44%	11.50%					9.65%
PGIM Target Date 2060 Fund - Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R4
Average Annual Return, Percent			11.47%	11.62%					9.76%
PGIM TARGET DATE 2060 FUND - CLASS R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R5
Average Annual Return, Percent			11.65%	11.72%					9.87%
PGIM TARGET DATE 2060 FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
Average Annual Return, Percent			11.77%	11.90%					10.03%
PGIM TARGET DATE 2065 FUND - CLASS R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R1
Average Annual Return, Percent			11.11%	11.21%		9.12%
PGIM TARGET DATE 2065 FUND - CLASS R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R2
Average Annual Return, Percent			11.45%	11.44%		9.36%
PGIM TARGET DATE 2065 FUND - CLASS R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R3
Average Annual Return, Percent			11.52%	11.62%		9.53%
PGIM TARGET DATE 2065 FUND - CLASS R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R4
Average Annual Return, Percent			11.65%	11.77%		9.67%
PGIM TARGET DATE 2065 FUND - CLASS R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R5
Average Annual Return, Percent			11.80%	11.88%		9.79%
PGIM TARGET DATE 2065 FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
Average Annual Return, Percent			11.93%	12.09%		9.99%
PGIM Target Date 2070 Fund - Class R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R1
Average Annual Return, Percent		5.59%
PGIM Target Date 2070 Fund - Class R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R2
Average Annual Return, Percent		5.69%
PGIM Target Date 2070 Fund - Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R3
Average Annual Return, Percent		5.80%
PGIM Target Date 2070 Fund - Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R4
Average Annual Return, Percent		5.90%
PGIM Target Date 2070 Fund - Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R5
Average Annual Return, Percent		6.01%
PGIM Target Date 2070 Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
Average Annual Return, Percent		6.02%
PGIM 60/40 Allocation Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
Average Annual Return, Percent			9.77%	9.25%				9.01%
Without Sales Load [Member] | PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A without sales charges
Average Annual Return, Percent			20.08%	14.90%						14.89%
Without Sales Load [Member] | PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C without sales charges
Average Annual Return, Percent			18.89%	13.73%						13.85%
Without Sales Load [Member] | PGIM JENNISON RISING DIVIDEND FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A without sales charges
Average Annual Return, Percent			13.45%	12.50%						10.14%
Without Sales Load [Member] | PGIM JENNISON RISING DIVIDEND FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C without sales charges
Average Annual Return, Percent			12.60%	11.66%						9.32%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent		6.00% [1]	16.33% [1]	15.88% [1]	14.40%	14.59% [1]	14.40% [1]	14.53% [1]	14.94% [1]	13.66% [1]
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	[1]	2.05%	3.38%	(1.07%)		0.37%		1.31%	1.63%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Growth Index
Average Annual Return, Percent			23.75%	17.27%			18.58%			17.06%
PGIM Target Date Income Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PGIM Target Date Income Custom Benchmark
Average Annual Return, Percent			6.72%	4.56%					5.11%
S&P Target Date Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Target Date Retirement Income Index
Average Annual Return, Percent			7.38%	4.21%					5.07%
S&P Target Date 2020 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Target Date 2020 Index
Average Annual Return, Percent			8.15%	5.86%					6.53%
PGIM Target Date 2020 Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PGIM Target Date 2020 Custom Benchmark
Average Annual Return, Percent			7.22%	5.63%					6.10%
PGIM Target Date 2025 Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PGIM Target Date 2025 Custom Benchmark
Average Annual Return, Percent			7.76%	6.37%					6.74%
S&P Target Date 2025 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Target Date 2025 Index
Average Annual Return, Percent			8.78%	6.85%					7.28%
PGIM Target Date 2030 Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PGIM Target Date 2030 Custom Benchmark
Average Annual Return, Percent			8.36%	7.51%					7.85%
S&P Target Date 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Target Date 2030 Index
Average Annual Return, Percent			9.58%	8.10%					8.15%
PGIM Target Date 2035 Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PGIM Target Date 2035 Custom Benchmark
Average Annual Return, Percent			9.50%	8.98%					8.99%
S&P Target Date 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Target Date 2035 Index
Average Annual Return, Percent			10.69%	9.48%					9.07%
PGIM Target Date 2040 Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PGIM Target Date 2040 Custom Benchmark
Average Annual Return, Percent			10.41%	9.97%					9.70%
S&P Target Date 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Target Date 2040 Index
Average Annual Return, Percent			11.65%	10.61%					9.81%
PGIM Target Date 2045 Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PGIM Target Date 2045 Custom Benchmark
Average Annual Return, Percent			11.03%	10.65%					10.16%
S&P Target Date 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Target Date 2045 Index
Average Annual Return, Percent			12.37%	11.33%					10.27%
PGIM Target Date 2050 Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PGIM Target Date 2050 Custom Benchmark
Average Annual Return, Percent			11.53%	11.20%					10.53%
S&P Target Date 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Target Date 2050 Index
Average Annual Return, Percent			12.57%	11.68%					10.52%
PGIM Target Date 2055 Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PGIM Target Date 2055 Custom Benchmark
Average Annual Return, Percent			11.98%	11.53%					10.74%
S&P Target Date 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Target Date 2055 Index
Average Annual Return, Percent			12.84%	11.83%					10.63%
PGIM Target Date 2060 Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PGIM Target Date 2060 Custom Benchmark
Average Annual Return, Percent			12.01%	11.72%					10.83%
S&P Target Date 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Target Date 2060 Index
Average Annual Return, Percent			12.82%	11.82%					10.70%
PGIM Target Date 2065 Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PGIM Target Date 2065 Custom Benchmark
Average Annual Return, Percent			12.19%	11.88%		10.02%
PGIM Target Date 2070 Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PGIM Target Date 2070 Custom Benchmark
Average Annual Return, Percent		6.76%
S&P Target Date 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Target Date 2065+ Index
Average Annual Return, Percent		7.22%	13.16%	11.99%		10.17%
Custom Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Custom Blended Index
Average Annual Return, Percent			11.16%	9.03%				9.36%

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.